Regulatory Capital (Regulatory Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations
Total Capital	$ 127,871	$ 118,895
Total Capital to Risk-Weighted Assets	13.33%	13.11%
Total Capital, Minimum Required for Capital Adequacy Purposes	76,746	72,559
Total Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	8.00%	8.00%
Tier 1 Capital	77,917	71,723
Tier 1 Capital to Risk-Weighted Assets	8.12%	7.91%
Tier 1 Capital, Minimum Required for Capital Adequacy Purposes	38,373	36,279
Tier 1 Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital	77,917	71,723
Tier 1 Capital to Average Assets	6.58%	6.22%
Tier 1 Leverage Capital, Minimum Required for Capital Adequacy Purposes	47,374	46,152
Tier 1 Leverage Capital to Average Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
First Business Bank
Compliance with Regulatory Capital Requirements under Banking Regulations
Total Capital	111,665	108,860
Total Capital to Risk-Weighted Assets	13.06%	13.39%
Total Capital, Minimum Required for Capital Adequacy Purposes	68,417	65,058
Total Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	8.00%	8.00%
Total Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	85,521	81,322
Total Capital to Risk-Weighted Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	10.00%	10.00%
Tier 1 Capital	100,944	98,666
Tier 1 Capital to Risk-Weighted Assets	11.80%	12.13%
Tier 1 Capital, Minimum Required for Capital Adequacy Purposes	34,209	32,529
Tier 1 Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	51,313	48,793
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	6.00%	6.00%
Tier 1 Capital	100,944	98,666
Tier 1 Capital to Average Assets	10.30%	9.98%
Tier 1 Leverage Capital, Minimum Required for Capital Adequacy Purposes	39,197	39,556
Tier 1 Leverage Capital to Average Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Leverage Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	48,997	49,445
Tier 1 Leverage Capital to Average Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	5.00%	5.00%
First Business Bank - Milwaukee
Compliance with Regulatory Capital Requirements under Banking Regulations
Total Capital	15,635	15,074
Total Capital to Risk-Weighted Assets	15.12%	16.11%
Total Capital, Minimum Required for Capital Adequacy Purposes	8,273	7,484
Total Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	8.00%	8.00%
Total Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	10,341	9,355
Total Capital to Risk-Weighted Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	10.00%	10.00%
Tier 1 Capital	14,339	13,898
Tier 1 Capital to Risk-Weighted Assets	13.87%	14.86%
Tier 1 Capital, Minimum Required for Capital Adequacy Purposes	4,136	3,742
Tier 1 Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	6,205	5,613
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	6.00%	6.00%
Tier 1 Capital	14,339	13,898
Tier 1 Capital to Average Assets	6.66%	7.95%
Tier 1 Leverage Capital, Minimum Required for Capital Adequacy Purposes	8,612	6,993
Tier 1 Leverage Capital to Average Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Leverage Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	$ 10,765	$ 8,741
Tier 1 Leverage Capital to Average Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	5.00%	5.00%